Annual Total Returns - Retail Class	Total
Global Opportunities Fund
Bar Chart Table Abstract
2007	5.08%
2008	(43.00%)
2009	35.79%
2010	19.96%
2011	(8.34%)
2012	13.15%
2013	23.82%
2014	5.87%
2015	(7.21%)
Aggressive Growth Fund
Bar Chart Table Abstract
2006	13.54%
2007	6.14%
2008	(38.98%)
2009	32.76%
2010	15.67%
2011	(7.15%)
2012	14.05%
2013	30.40%
2014	13.49%
2015	(4.35%)
Dynamic Growth Fund
Bar Chart Table Abstract
2006	15.96%
2007	7.06%
2008	(39.77%)
2009	28.87%
2010	15.54%
2011	(5.65%)
2012	14.58%
2013	31.61%
2014	12.80%
2015	(3.46%)
Quantex Fund
Bar Chart Table Abstract
2006	16.67%
2007	(7.00%)
2008	(43.12%)
2009	77.37%
2010	23.21%
2011	(4.05%)
2012	16.93%
2013	41.54%
2014	9.48%
2015	(7.68%)
Balanced Fund
Bar Chart Table Abstract
2007	5.03%
2008	(24.16%)
2009	14.65%
2010	9.76%
2011	(4.49%)
2012	10.42%
2013	19.79%
2014	8.61%
2015	(4.47%)
Muirfield Fund
Bar Chart Table Abstract
2006	13.62%
2007	7.02%
2008	(30.07%)
2009	18.95%
2010	12.65%
2011	(7.55%)
2012	12.38%
2013	30.46%
2014	12.12%
2015	(5.50%)
Spectrum Fund
Bar Chart Table Abstract
2015	(1.21%)
Total Return Bond Fund
Bar Chart Table Abstract
2012	8.93%
2013	0.01%
2014	1.78%
2015	(2.51%)
Money Market Fund
Bar Chart Table Abstract
2006	4.71%
2007	4.95%
2008	2.65%
2009	0.64%
2010	0.20%
2011	0.11%
2012	0.10%
2013	0.08%
2014	0.06%
2015	0.07%
Infrastructure Fund
Bar Chart Table Abstract
2006	17.68%
2007	18.24%
2008	(37.63%)
2009	30.63%
2010	14.10%
2011	3.93%
2012	1.52%
2013	28.96%
2014	9.42%
2015	(16.92%)